UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2012



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

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       ANNUAL REPORT
       USAA ULTRA SHORT-TERM BOND FUND
       DECEMBER 31, 2012

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PRESIDENT'S MESSAGE

"OVERALL, OUR OUTLOOK IS CAUTIOUS.
DESPITE SOME SIGNS OF IMPROVEMENT,                 [PHOTO OF DANIEL S. McNAMARA]
THE U.S. ECONOMY REMAINS FRAGILE."

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FEBRUARY 2013

The financial markets recorded robust results during the one-year reporting period, with almost every asset class generating a positive return. U.S., international, and emerging markets stocks posted double-digit gains, as did many riskier fixed-income classes, including investment-grade bonds and high-yield bonds.

The results came despite mixed economic data, political uncertainty, and record low interest rates. Investors were optimistic at the beginning of 2012 as the U.S. economy -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank (ECB) continued its version of quantitative easing, flooding the European banking system with euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. Europe was in a recession and economic growth slowed in China. Market sentiment, however, remained upbeat, perhaps in anticipation of additional stimulative action by global central banks.

And indeed, during September, the Federal Reserve (the Fed) announced a third round of quantitative easing (QE3) to help boost U.S. economic growth. In QE3, the Fed made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed went even further in December, making another open-ended commitment -- in this case, to buy long-term U.S. Treasury securities every month starting in January 2013.

Across the Atlantic, the ECB announced a new quantitative easing program, extending a number of its liquidity operations to help the financial markets

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deal with the effects of the European sovereign debt crisis. This action also gave European Union (EU) policymakers time to address the problems of the EU's weakest members, many of which are weighed down by a staggering amount of debt. At the time of this writing, a lasting solution remains elusive and major sticking points are left, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

Meanwhile, the U.S. election campaign built to a crescendo. In the end, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acted, $600 to $700 billion in tax hikes and spending cuts were scheduled to take effect on January 1, 2013. (At the time of this writing, a temporary solution is in place and I am guardedly optimistic that some kind of long-term agreement will be reached. Whatever happens, I expect various tax increases and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.)

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. In the long term, I am optimistic. First, the United States is becoming increasingly energy self-reliant, using newly discovered natural gas and oil resources. Second, the housing market is improving and has begun to have a positive impact on the economy as a whole. Third, many companies that reduced their capital expenditures in 2012 because of political and economic uncertainties will eventually start reinvesting in their own growth. In the short term, however, I am troubled about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero.

Going forward, we will continue working hard on your behalf. From everyone at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

  Distributions to Shareholders                                                9

  Report of Independent Registered Public Accounting Firm                     10

  Portfolio of Investments                                                    11

  Notes to Portfolio of Investments                                           24

  Financial Statements                                                        27

  Notes to Financial Statements                                               30

EXPENSE EXAMPLE                                                               41

TRUSTEES' AND OFFICERS' INFORMATION                                           43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND'S (THE FUND) INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA
USAA Asset Management Company                                [PHOTO OF TONY ERA]

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o   HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    For the reporting period ended December 31, 2012, the Fund had a total return of 3.13%. This compares to the return of 1.78% for the Lipper Ultra Short Funds Index and 0.07% for the Citigroup 3-Month U.S. Treasury Bill Index.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the first half of the reporting period, Europe's financial crisis remained at the forefront of financial market concerns. As Greece's debt crisis threatened to spread to other European countries, such as Spain and Italy, investors favored less risky asset classes, particularly U.S. government securities. Though contagion worries subsided somewhat, Europe's financial troubles remained stubbornly intransigent and global economic growth deteriorated. Fears eased during the summer as European Union policymakers discussed the possibility of a closer fiscal union and central banks in key countries instituted monetary easing policies.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA ULTRA SHORT-TERM BOND FUND

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    While Europe remained a source of stress during the second half of the reporting period, market sentiment was influenced by speculation about central bank policy. As clear signs of stronger U.S. economic growth remained elusive, many observers anticipated further monetary stimulus by the Federal Reserve (the Fed). And indeed, in June, the Fed announced it would extend Operation Twist through the end of 2012. (Operation Twist had been scheduled to conclude on June 30, 2012.) Through Operation Twist, the Fed sought to push down long-term interest rates by selling shorter-maturity bonds in its portfolio and buying longer-term bonds. In addition, during September, the Fed launched a third round of quantitative easing with the stated objective of boosting economic growth and reducing unemployment. To further these objectives, the Fed announced in December that it would continue purchasing mortgage-backed securities at a pace of $40 billion per month. Additionally, it would begin purchasing longer-term Treasuries at an initial pace of $45 billion a month after its program to extend the average maturity of its Treasury holdings (Operation Twist) ends on December 31, 2012. The Fed also established a threshold level for unemployment it would like to see before increasing short-term interest rates. More specifically, the Fed said it would continue holding the targeted federal funds rate close to zero for as long as unemployment is above 6.5% and inflation does not rise above 2.5%.

o   WHAT WERE YOUR STRATEGIES FOR THE FUND?

    As credit spreads generally tightened during the reporting period, the Fund's performance was favorably influenced by our focus on corporate bonds and commercial mortgage-backed securities. We believe these sectors continued to offer attractive relative yields, while providing us the opportunity to continue diversifying the Fund's overall portfolio of investment holdings. Because we maintain a disciplined approach to liquidity management, we have the ability to invest opportunistically during periods of market volatility.

    You will find a complete list of securities that the Fund owns on pages
    11-23.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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    At the end of the reporting period, the fund had a weighted average maturity of close to one year at 1.0. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was 0.66 years.

o   WHAT IS YOUR OUTLOOK?

    We expect the U.S. economy to continue its slow-growth recovery. The Fed has stated its intention to keep short-term interest rates near zero until unemployment drops to 6.5%, a level the Fed itself has said will not be reached for several years. As a result, the yields on short-term bonds are likely to remain low, and we expect the funds SEC yield to trend down as we continue to reinvest in the low interest rate environment. We will continue to seek attractive investment opportunities, relying on the skill and judgment of our experienced research analysts as we strive to provide you with a high-quality diversified bond fund of short duration.

    Thank you for your investment in the Fund.

    The Ultra Short Term Bond Fund is subject to various risks including Real Estate Investment Trusts (REIT), Exchange Traded Funds (ETFs), and derivative risk. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. The derivative risk is that it is not well correlated with the security, index, or currency to which it relates. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o As interest rates rise, existing bond prices fall. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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4  | USAA ULTRA SHORT-TERM BOND FUND

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INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND (FUND) (Ticker Symbol: UUSTX)

--------------------------------------------------------------------------------
                                              12/31/12             12/31/11
--------------------------------------------------------------------------------
Net Assets                                 $417.6 Million       $245.8 Million
Net Asset Value Per Share                      $10.12                $9.98
Dollar-Weighted Average
  Portfolio Maturity                          1.0 Year              0.9 Year

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
       1 Year                                     Since Inception 10/18/10
       3.13%                                                2.10%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 12/31/12              EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------
              1.27%                                          0.67%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  5

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA ULTRA SHORT-TERM      LIPPER ULTRA-SHORT          CITIGROUP 3-MONTH
                       BOND FUND               FUNDS INDEX          U.S. TREASURY BILL INDEX
10/31/2010            $10,000.00               $10,000.00                  $10,000.00
11/30/2010              9,990.51                 9,999.63                   10,001.18
12/31/2010              9,990.55                10,001.43                   10,002.47
 1/31/2011             10,010.25                10,010.36                   10,003.67
 2/28/2011             10,032.31                10,022.47                   10,004.80
 3/31/2011             10,043.36                10,028.04                   10,006.00
 4/30/2011             10,075.82                10,046.48                   10,007.05
 5/31/2011             10,117.41                10,055.32                   10,007.83
 6/30/2011             10,119.72                10,057.04                   10,008.33
 7/31/2011             10,141.41                10,063.96                   10,008.65
 8/31/2011             10,133.47                10,054.67                   10,009.13
 9/30/2011             10,117.83                10,041.28                   10,009.51
10/31/2011             10,149.84                10,055.48                   10,009.88
11/30/2011             10,142.00                10,053.10                   10,009.99
12/31/2011             10,150.41                10,058.88                   10,010.08
 1/31/2012             10,203.58                10,092.30                   10,010.18
 2/29/2012             10,238.65                10,111.50                   10,010.40
 3/31/2012             10,253.20                10,127.40                   10,010.84
 4/30/2012             10,287.80                10,141.92                   10,011.41
 5/31/2012             10,291.26                10,147.98                   10,012.11
 6/30/2012             10,316.42                10,158.77                   10,012.73
 7/31/2012             10,350.23                10,185.09                   10,013.42
 8/31/2012             10,385.83                10,204.92                   10,014.13
 9/30/2012             10,418.79                10,224.24                   10,014.91
10/31/2012             10,443.70                10,232.20                   10,015.75
11/30/2012             10,457.57                10,234.96                   10,016.52
12/31/2012             10,468.36                10,237.57                   10,017.27

                                   [END CHART]

                        *Data from 10/31/10 to 12/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund to the following benchmarks:

o The unmanaged Lipper Ultra Short Funds Index tracks the total return performance of the 10 largest funds within the Lipper Ultra Short Obligations Funds category.

o The unmanaged Citigroup 3-Month U.S. Treasury Bill Index represents the total return received by investors of 3-month U.S. Treasury securities.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Citigroup 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Funds Index is calculated from the end of the month, October 31, 2010, while the Fund's inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

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6  | USAA ULTRA SHORT-TERM BOND FUND

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                        o  PORTFOLIO MIX -- 12/31/2012  o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      47.0%
EURODOLLAR AND YANKEE OBLIGATIONS                                          16.0%
COMMERCIAL MORTGAGE SECURITIES                                             11.4%
VARIABLE-RATE DEMAND NOTES                                                 11.1%
MUNICIPAL BONDS                                                             7.8%
ASSET-BACKED SECURITIES                                                     5.7%
MONEY MARKET FUNDS                                                          1.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  7

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                    o  PORTFOLIO RATINGS MIX -- 12/31/2012  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        16.6%
AA                                                                         15.0%
A                                                                          25.0%
BBB                                                                        26.8%
BELOW INVESTMENT-GRADE                                                      4.4%
SHORT-TERM INVESTMENT GRADE RATINGS                                        12.2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "Credit Enhancements," see the Categories and Definitions section within the Portfolio of Investments). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 11-23.

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8  | USAA ULTRA SHORT-TERM BOND FUND

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DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $120,000 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, the Fund hereby designates the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $2,822,000 as qualifying interest income.

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                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA ULTRA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Ultra Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Ultra Short-Term Bond Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 19, 2013

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10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2012

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (47.0%)

             CONSUMER DISCRETIONARY (2.7%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.8%)
    $2,000   Nissan Motor Acceptance Corp.(a)                  3.25%        1/30/2013      $  2,003
     1,375   Nissan Motor Acceptance Corp.(a)                  4.50         1/30/2015         1,472
                                                                                           --------
                                                                                              3,475
                                                                                           --------
             CABLE & SATELLITE (0.5%)
     1,851   CSC Holdings, Inc.(b)                             1.96         3/29/2016         1,864
                                                                                           --------
             CASINOS & GAMING (0.7%)
     2,477   Las Vegas Sands, LLC(b)                           1.76         5/23/2014         2,484
       508   Las Vegas Sands, LLC(b)                           1.76         5/23/2014           510
                                                                                           --------
                                                                                              2,994
                                                                                           --------
             GENERAL MERCHANDISE STORES (0.5%)
     2,000   Dollar General Corp.(b)                           2.96         7/07/2014         2,016
                                                                                           --------
             HOUSEWARES & SPECIALTIES (0.2%)
     1,000   Newell Rubbermaid, Inc.                           2.00         6/15/2015         1,015
                                                                                           --------
             Total Consumer Discretionary                                                    11,364
                                                                                           --------
             CONSUMER STAPLES (0.5%)
             -----------------------
             FOOD RETAIL (0.5%)
     2,000   Safeway, Inc.                                     5.63         8/15/2014         2,129
                                                                                           --------
             ENERGY (2.4%)
             -------------
             INTEGRATED OIL & GAS (0.5%)
     2,000   Petrobras International Finance Co.               3.88         1/27/2016         2,120
                                                                                           --------
             OIL & GAS REFINING & MARKETING (0.3%)
       550   Valero Energy Corp.                               6.70         1/15/2013           551
       755   Valero Energy Corp.(c)                            4.75         6/15/2013           769
                                                                                           --------
                                                                                              1,320
                                                                                           --------
             OIL & GAS STORAGE & TRANSPORTATION (1.6%)
     1,205   Duke Capital Corp., LLC                           5.50         3/01/2014         1,268
     2,000   Energy Transfer Equity, LP(b)                     3.75         3/24/2017         2,018
       605   Enterprise Products Operating, LLC                5.65         4/01/2013           612

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $  550   Kaneb Pipeline Operating Partnership, LP          5.88%        6/01/2013      $    556
     2,000   Rockies Express Pipeline, LLC(a)                  6.25         7/15/2013         2,055
                                                                                           --------
                                                                                              6,509
                                                                                           --------
             Total Energy                                                                     9,949
                                                                                           --------
             FINANCIALS (32.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     1,000   State Street Bank & Trust Co.                     0.51(d)     12/08/2015           994
                                                                                           --------
             CONSUMER FINANCE (1.5%)
     1,000   Capital One Bank USA, N.A.                        5.13         2/15/2014         1,050
     2,000   Capital One Financial Corp.                       1.49(d)      7/15/2014         2,022
     1,000   Ford Motor Credit Co., LLC                        3.88         1/15/2015         1,043
     2,000   Ford Motor Credit Co., LLC                        2.75         5/15/2015         2,042
                                                                                           --------
                                                                                              6,157
                                                                                           --------
             DIVERSIFIED BANKS (5.3%)
     3,500   Abbey National Treasury Services                  1.62(d)     4/25/2013          3,498
     1,400   Abbey National Treasury Services                  1.89(d)     4/25/2014          1,397
     2,000   Barclays Bank plc                                 5.20        7/10/2014          2,129
       975   HSBC USA, Inc.                                    4.63        4/01/2014          1,019
     2,000   HSBC USA, Inc.                                    2.38        2/13/2015          2,058
     2,000   Lloyds TSB Bank plc                               2.67(d)     1/24/2014          2,039
     3,000   Societe Generale(a)                               2.50        1/15/2014          3,046
     1,400   SSIF Nevada, LP(a)                                1.04(d)     4/14/2014          1,408
     2,000   Wachovia Corp.                                    0.65(d)    10/28/2015          1,971
     3,500   Wells Fargo & Co.                                 0.51(d)    10/28/2015          3,471
                                                                                           --------
                                                                                             22,036
                                                                                           --------
             DIVERSIFIED CAPITAL MARKETS (1.2%)
     1,500   Credit Suisse New York                            5.00        5/15/2013          1,525
     1,000   Credit Suisse New York                            3.50        3/23/2015          1,055
     1,000   Deutsche Bank AG                                  4.88        5/20/2013          1,017
     1,400   UBS AG                                            2.25        8/12/2013          1,414
                                                                                           --------
                                                                                              5,011
                                                                                           --------
             LIFE & HEALTH INSURANCE (3.7%)
     2,067   Lincoln National Corp.                            4.30        6/15/2015          2,225
     1,642   MetLife Global Funding I(a)                       5.13        4/10/2013          1,663
     1,000   MetLife Global Funding I(a)                       1.10(d)     1/10/2014          1,005
       725   MetLife Global Funding I(a)                       5.13        6/10/2014            771
     1,500   MetLife Institutional Fund(a)                     1.25(d)     4/04/2014          1,513
     1,000   New York Life Global Funding(a)                   1.30        1/12/2015          1,014
       365   Pricoa Global Funding I(a)                        5.30        9/27/2013            377
     1,000   Principal Life Global Funding II(a)               1.00       12/11/2015            999

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $2,000   Principal Life Income Funding Trust               5.55%        4/27/2015      $  2,212
       814   Prudential Financial, Inc.                        5.15         1/15/2013           815
     2,850   Prudential Financial, Inc.(a)                     3.00         9/30/2015         2,957
                                                                                           --------
                                                                                             15,551
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (6.0%)
     2,000   Bank of America Corp.                             1.90(d)      7/11/2014         2,024
     2,500   Bank of America Corp.                             0.64(d)      8/15/2016         2,333
     2,000   Citigroup, Inc.                                   0.44(d)      3/07/2014         1,988
     1,500   Citigroup, Inc.                                   5.13         5/05/2014         1,581
     1,000   Citigroup, Inc.                                   2.25         8/07/2015         1,025
       900   General Electric Capital Corp.                    1.31(d)      9/23/2013           901
     1,000   General Electric Capital Corp.                    0.57(d)      9/15/2014           999
     2,000   General Electric Capital Corp.                    1.39(d)      7/02/2015         2,022
     1,000   General Electric Capital Corp.                    0.91(d)     12/11/2015         1,002
     1,500   General Electric Capital Corp.                    0.55(d)      1/08/2016         1,484
     2,565   JPMorgan Chase & Co.(c)                           5.13         9/15/2014         2,729
     2,168   JPMorgan Chase & Co.                              5.25         5/01/2015         2,360
     2,841   JPMorgan Chase & Co.                              1.50(d)      9/01/2015         2,841
     2,000   Merrill Lynch & Co., Inc.                         0.80(d)      1/15/2015         1,961
                                                                                           --------
                                                                                             25,250
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (0.4%)
     1,374   CNA Financial Corp.                               5.85        12/15/2014         1,493
                                                                                           --------
             REGIONAL BANKS (4.9%)
     1,000   AmSouth Bank, N.A.                                4.85         4/01/2013         1,014
     2,000   Associated Banc Corp.                             1.88         3/12/2014         2,001
     6,000   Branch Banking & Trust Co.                        0.63(d)      9/13/2016         5,912
     1,968   Key Bank, N.A.                                    4.95         9/15/2015         2,146
       500   PNC Funding Corp.                                 0.51(d)      1/31/2014           500
     1,500   Regions Financial Corp.                           7.75        11/10/2014         1,667
     1,000   Suntrust Bank                                     0.66(d)      4/01/2015           976
     3,000   Suntrust Bank                                     0.60(d)      8/24/2015         2,916
       772   Suntrust Bank                                     5.00         9/01/2015           844
     1,000   Zions Bancorp.                                    3.50         9/15/2015         1,000
     1,500   Zions Bancorp.                                    6.00         9/15/2015         1,588
                                                                                           --------
                                                                                             20,564
                                                                                           --------
             REITs - DIVERSIFIED (1.6%)
       850   Colonial Realty, LP                               5.50        10/01/2015           925
     1,275   Liberty Property, LP                              5.65         8/15/2014         1,363
     2,000   Washington REIT                                   5.25         1/15/2014         2,074
     2,000   Washington REIT                                   5.35         5/01/2015         2,155
                                                                                           --------
                                                                                              6,517
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             REITs - OFFICE (2.1%)
    $  530   CommonWealth                                      5.75%        2/15/2014      $    546
     1,595   Digital Realty Trust, LP                          4.50         7/15/2015         1,698
     1,942   HRPT Properties Trust                             5.75        11/01/2015         2,024
     1,500   Mack-Cali Realty, LP                              4.60         6/15/2013         1,523
       640   Mack-Cali Realty, LP                              5.13         1/15/2015           681
     2,240   Reckson Operating Partnership, LP                 5.88         8/15/2014         2,380
                                                                                           --------
                                                                                              8,852
                                                                                           --------
             REITs - RESIDENTIAL (0.4%)
       500   BRE Properties, Inc.                              7.13         2/15/2013           504
     1,000   UDR, Inc.                                         5.50         4/01/2014         1,052
                                                                                           --------
                                                                                              1,556
                                                                                           --------
             REITs - RETAIL (4.7%)
       500   BUSimon Property Group, LP                        5.30         5/30/2013           510
     1,120   Developers Diversified Realty Corp.               5.50         5/01/2015         1,214
       500   Federal Realty Investment Trust                   5.40        12/01/2013           521
       500   Federal Realty Investment Trust                   5.95         8/15/2014           537
     2,450   Kimco Realty Corp.                                4.82         6/01/2014         2,578
       905   Kimco Realty Corp.                                5.58        11/23/2015         1,006
     4,050   National Retail Properties, Inc.                  6.25         6/15/2014         4,330
       500   Pan Pacific Retail Properties, Inc.               5.25         9/01/2015           546
     2,000   Regency Centers, LP                               5.25         8/01/2015         2,182
     2,596   Simon Property Group, LP                          4.20         2/01/2015         2,754
     2,200   Weingarten Realty Investors                       5.65         1/15/2013         2,203
     1,000   Weingarten Realty Investors                       4.99         9/03/2013         1,024
                                                                                           --------
                                                                                             19,405
                                                                                           --------
             REITs - SPECIALIZED (0.5%)
       500   Health Care Property Investors, Inc.              5.63         2/28/2013           504
     1,680   Health Care Property Investors, Inc.              5.65        12/15/2013         1,757
                                                                                           --------
                                                                                              2,261
                                                                                           --------
             Total Financials                                                               135,647
                                                                                           --------
             HEALTH CARE (0.8%)
             ------------------
             HEALTH CARE FACILITIES (0.0%)
       160   Community Health Systems, Inc.(b)                 2.46         7/25/2014           161
                                                                                           --------
             HEALTH CARE SUPPLIES (0.3%)
     1,000   DENTSPLY International, Inc.                      1.81(d)      8/15/2013         1,006
                                                                                           --------
             PHARMACEUTICALS (0.5%)
     2,000   AbbVie, Inc.(a)                                   1.07(d)     11/06/2015         2,024
                                                                                           --------
             Total Health Care                                                                3,191
                                                                                           --------

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             INDUSTRIALS (2.2%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    $1,000   Roper Industries, Inc.                            1.85%       11/15/2017      $  1,000
                                                                                           --------
             INDUSTRIAL MACHINERY (0.7%)
     3,000   Charter Communications Operating, LLC(b)          2.47        12/15/2016         2,999
                                                                                           --------
             TRUCKING (1.2%)
     1,000   Penske Truck Leasing Co., LP/PTL
               Finance Corp.(a)                                2.50         7/11/2014         1,011
     3,000   Penske Truck Leasing Co., LP/PTL
               Finance Corp.(a)                                3.13         5/11/2015         3,063
     1,000   Penske Truck Leasing Co., LP/PTL
               Finance Corp.(a)                                2.50         3/15/2016         1,003
                                                                                           --------
                                                                                              5,077
                                                                                           --------
             Total Industrials                                                                9,076
                                                                                           --------
             INFORMATION TECHNOLOGY (1.1%)
             -----------------------------
             COMPUTER HARDWARE (0.6%)
     1,000   Hewlett Packard Co.                               1.25         9/13/2013         1,000
     1,500   Hewlett Packard Co.                               6.13         3/01/2014         1,577
                                                                                           --------
                                                                                              2,577
                                                                                           --------
             OFFICE ELECTRONICS (0.5%)
     2,000   Xerox Corp.                                       1.71(d)      9/13/2013         2,014
                                                                                           --------
             Total Information Technology                                                     4,591
                                                                                           --------
             MATERIALS (0.7%)
             ----------------
             CONSTRUCTION MATERIALS (0.7%)
     3,000   Lafarge North America, Inc.                       6.88         7/15/2013         3,060
        52   Vulcan Materials Co.                              6.30         6/15/2013            53
                                                                                           --------
                                                                                              3,113
                                                                                           --------
             Total Materials                                                                  3,113
                                                                                           --------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     1,841   Windstream Corp.(b)                               3.09        12/17/2015         1,855
                                                                                           --------
             UTILITIES (3.7%)
             ----------------
             ELECTRIC UTILITIES (2.0%)
     1,000   Entergy New Orleans, Inc.                         5.25         8/01/2013         1,021
       532   FPL Group Capital, Inc.                           2.55        11/15/2013           541
     2,500   ITC Holdings Corp.(a)                             5.25         7/15/2013         2,546
       710   PPL Energy Supply, LLC                            5.70        10/15/2015           784
     3,186   Trans-Allegheny Interstate Line Co.(a)            4.00         1/15/2015         3,348
                                                                                           --------
                                                                                              8,240
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    $1,500   AES Corp.                                         7.75%        3/01/2014      $  1,605
       750   Curtis Palmer, Inc.(a)                            5.90         7/15/2014           745
                                                                                           --------
                                                                                              2,350
                                                                                           --------
             MULTI-UTILITIES (1.2%)
     2,000   Alliant Energy Corp.                              4.00        10/15/2014         2,108
     1,500   CMS Energy Corp.                                  2.75         5/15/2014         1,529
     1,175   CMS Energy Corp.                                  4.25         9/30/2015         1,253
                                                                                           --------
                                                                                              4,890
                                                                                           --------
             Total Utilities                                                                 15,480
                                                                                           --------
             Total Corporate Obligations (cost: $193,950)                                   196,395
                                                                                           --------

             EURODOLLAR AND YANKEE OBLIGATIONS (16.0%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             BREWERS (0.5%)
     2,000   SABMiller Holdings, Inc.(a)                       1.85         1/15/2015         2,041
                                                                                           --------
             ENERGY (0.5%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     2,000   Woodside Finance Ltd.(a)                          4.50        11/10/2014         2,116
                                                                                           --------
             FINANCIALS (9.6%)
             -----------------
             CONSUMER FINANCE (0.7%)
     2,000   Daimler Finance N.A., LLC(a)                      1.68(d)      7/11/2013         2,010
     1,000   Daimler Finance N.A., LLC(a)                      1.65         4/10/2015         1,013
                                                                                           --------
                                                                                              3,023
                                                                                           --------
             DIVERSIFIED BANKS (6.3%)
     1,000   ANZ National International Ltd.(a)                3.13         8/10/2015         1,048
     1,000   ANZ National International Ltd.(a)                1.85        10/15/2015         1,020
     1,500   Bank of Tokyo-Mitsubishi, Ltd.(a)                 2.60         1/22/2013         1,501
       970   Commonwealth Bank of Australia(a)                 3.75        10/15/2014         1,020
     1,500   Commonwealth Bank of Australia                    1.95         3/16/2015         1,540
     1,500   Groupe BPCE S.A.(a)                               2.06(d)      2/07/2014         1,517
     1,500   National Australia Bank Ltd.(a)                   1.07(d)      4/11/2014         1,510
     1,000   National Australia Bank Ltd.(a)                   1.26(d)      7/25/2014         1,012
     1,000   Norddeutsche Landesbank Girozentrale(a)           0.88        10/16/2015         1,003
     1,000   Nordea Bank AB(a)                                 1.24(d)      1/14/2014         1,007
     1,000   Nordea Bank AB(a)                                 2.25         3/20/2015         1,025
     1,950   Rabobank Group(a)                                 3.20         3/11/2015         2,045
     3,000   Santander Holdings USA, Inc.                      3.00         9/24/2015         3,057
     2,250   Standard Chartered plc(a)                         1.26(d)      5/12/2014         2,258

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $1,000   Sumitomo Mitsui Banking Corp.(a)                  1.27%(d)     7/22/2014      $  1,008
     1,500   Westpac Banking Corp.                             2.10         8/02/2013         1,515
     1,000   Westpac Banking Corp.(a)                          1.56(d)      1/30/2014         1,012
     2,000   Westpac Banking Corp.(a)                          1.04(d)      3/31/2014         2,013
                                                                                           --------
                                                                                             26,111
                                                                                           --------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
     2,000   UBS AG London(a)                                  1.88         1/23/2015         2,050
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
     2,000   ING Bank N.V.(a)                                  1.36(d)      3/15/2013         2,003
       300   ING Bank N.V.(a)                                  1.64(d)     10/18/2013           302
     2,000   ING Bank N.V.                                     1.95(d)      9/25/2015         2,024
     2,000   ING Bank N.V.(a)                                  2.00         9/25/2015         2,016
       700   Santander U.S. Debt S.A.(a)                       2.49         1/18/2013           700
                                                                                           --------
                                                                                              7,045
                                                                                           --------
             REITs - RETAIL (0.4%)
     1,660   WEA Finance(a)                                    7.50         6/02/2014         1,807
                                                                                           --------
             Total Financials                                                                40,036
                                                                                           --------
             HEALTH CARE (0.5%)
             ------------------
             PHARMACEUTICALS (0.5%)
     2,000   Valeant Pharmaceuticals
               International, Inc.(b),(e)                      4.25         2/13/2019         2,016
                                                                                           --------
             INDUSTRIALS (0.9%)
             ------------------
             AIRPORT SERVICES (0.8%)
     3,000   BAA Funding Ltd.(a)                               2.50         6/25/2015         3,101
                                                                                           --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
       500   CNH Capital, LLC(a)                               3.88        11/01/2015           518
                                                                                           --------
             Total Industrials                                                                3,619
                                                                                           --------
             MATERIALS (3.9%)
             ----------------
             DIVERSIFIED METALS & MINING (1.7%)
     1,250   Anglo American Capital(a)                         2.15         9/27/2013         1,259
     2,000   Glencore Funding, LLC(a)                          6.00         4/15/2014         2,113
     1,750   Xstrata Finance Canada Ltd.(a)                    2.85        11/10/2014         1,797
     2,000   Xstrata Finance Canada Ltd.(a)                    1.80        10/23/2015         2,012
                                                                                           --------
                                                                                              7,181
                                                                                           --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
     3,000   Yara International ASA(a)                         5.25        12/15/2014         3,227
                                                                                           --------
             METAL & GLASS CONTAINERS (0.5%)
     1,955   Rexam plc(a)                                      6.75         6/01/2013         1,998
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             STEEL (0.9%)
    $2,000   ArcelorMittal                                     4.25%        2/25/2015      $  2,021
     2,000   ArcelorMittal                                     4.25         3/01/2016         2,009
                                                                                           --------
                                                                                              4,030
                                                                                           --------
             Total Materials                                                                 16,436
                                                                                           --------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       300   Telecom Italia Capital                            5.25        11/15/2013           309
                                                                                           --------
             Total Eurodollar and Yankee Obligations (cost: $65,689)                         66,573
                                                                                           --------

             ASSET-BACKED SECURITIES (5.7%)

             FINANCIALS (5.7%)
             -----------------
             ASSET-BACKED FINANCING (5.7%)
     2,000   AmeriCredit Automobile Receivables Trust          4.26         2/08/2017         2,128
     2,000   AmeriCredit Automobile Receivables Trust          4.00         5/08/2017         2,108
     1,730   Arkle Finance Trust Ltd.(a)                       1.46(d)      5/17/2060         1,732
     3,500   Arran Residential Mortgages Funding plc(a)        1.76(d)     11/19/2047         3,567
       842   CIT Equipment Collateral(a)                       4.86         3/17/2014           850
     1,627   Enterprise Fleet Financing, LLC(a)                1.62         5/20/2017         1,639
       121   GE Equipment Midticket, LLC(a)                    0.94         7/14/2014           120
     2,000   Gracechurch Mortgage Financing plc(a)             1.86(d)     11/20/2056         2,041
       864   Holmes Master Issuer plc(a)                       1.74(d)     10/15/2054           873
     1,500   Holmes Master Issuer plc(a)                       1.89(d)     10/21/2054         1,528
     1,000   MBNA Credit Card Master Note Trust                0.63(d)      7/15/2015         1,000
     2,000   Permanent Master Issuer plc(a)                    1.74(d)      7/15/2042         2,024
     1,240   Santander Consumer Acquired Receivable(a)         2.01         8/15/2016         1,247
     1,330   Santander Drive Auto Receivables Trust            2.35        11/16/2015         1,354
       313   Santander Drive Auto Receivables Trust(a)         1.48         5/15/2017           314
       520   SLC Student Loan Trust                            0.46(d)      1/15/2019           520
       605   Volvo Financial Equipment, LLC(a)                 2.99         5/15/2017           606
                                                                                           --------
                                                                                             23,651
                                                                                           --------
             Total Financials                                                                23,651
                                                                                           --------
             Total Asset-Backed Securities (cost: $23,405)                                   23,651
                                                                                           --------
             COMMERCIAL MORTGAGE SECURITIES (11.4%)

             FINANCIALS (11.4%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (11.4%)
       172   Banc of America Commercial Mortgage, Inc.         4.50         7/10/2043           172
     1,975   Banc of America Commercial Mortgage, Inc.         5.60         7/10/2046         1,995

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $3,275   Banc of America Commercial Mortgage, Inc.         5.62%        2/10/2051      $  3,457
     2,546   Banc of America Commercial Mortgage, Inc.         6.02         2/10/2051         2,544
       705   Bear Stearns Commercial Mortgage Securities, Inc. 5.71         9/11/2038           708
       893   Bear Stearns Commercial Mortgage Securities, Inc. 5.46         3/11/2039           934
     1,000   Chase Commercial Mortgage Securities Corp.(a)     6.56         5/18/2030         1,028
       671   Citigroup Commercial Mortgage Trust               5.92         3/15/2049           711
         8   Citigroup Deutsche Bank Commercial
               Mortgage Trust                                  5.27         7/15/2044             8
     2,493   Citigroup Deutsche Bank Commercial
               Mortgage Trust                                  5.28        12/11/2049         2,621
     1,478   Credit Suisse First Boston Mortgage
               Securities Corp.                                4.83         4/15/2037         1,591
     2,047   Credit Suisse First Boston Mortgage
               Securities Corp.                                5.10         8/15/2038         2,097
     1,735   GE Capital Commercial Mortgage Corp.              5.33        11/10/2045         1,745
     3,000   GS Mortgage Securities Corp. II                   5.62         4/10/2038         3,316
     1,777   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.65         1/12/2037         1,802
     1,391   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.20         8/12/2037         1,422
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.12         7/15/2041         1,057
     1,591   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.45        12/12/2043         1,593
     1,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.37        12/15/2044         1,551
       775   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.88         4/15/2045           822
     1,151   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.58         5/12/2045         1,170
     1,132   LB-UBS Commercial Mortgage Trust                  5.17        11/15/2030         1,176
     1,100   LB-UBS Commercial Mortgage Trust                  4.57         1/15/2031         1,142
       147   LB-UBS Commercial Mortgage Trust                  5.08         2/15/2031           147
     1,366   LB-UBS Commercial Mortgage Trust                  5.35         2/15/2040         1,448
     1,772   LB-UBS Commercial Mortgage Trust                  5.40         2/15/2040         1,866
       697   Merrill Lynch Mortgage Trust                      5.24        11/12/2037           701
       952   Merrill Lynch Mortgage Trust                      5.61         5/12/2039           958
     1,039   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                  6.13         8/12/2049         1,085
     1,463   Morgan Stanley Capital I, Inc.                    4.97         8/13/2042         1,516
        61   Morgan Stanley Capital I, Inc.                    5.18         9/15/2042            61
     1,530   Morgan Stanley Capital I, Inc.                    5.33         3/15/2044         1,587
       246   Morgan Stanley Capital I, Inc.                    4.51         7/15/2056           252

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $   26   Wachovia Bank Commercial Mortgage Trust(a)        4.24%       10/15/2035      $     27
       197   Wachovia Bank Commercial Mortgage Trust           5.46        12/15/2044           197
       735   Wachovia Bank Commercial Mortgage Trust           5.58         3/15/2045           750
       348   Wachovia Bank Commercial Mortgage Trust           5.94         6/15/2045           352
     2,000   Wachovia Bank Commercial Mortgage Trust           5.31        11/15/2048         2,070
                                                                                           --------
                                                                                             47,679
                                                                                           --------
             Total Financials                                                                47,679
                                                                                           --------
             Total Commercial Mortgage Securities (cost: $47,420)                            47,679
                                                                                           --------
             MUNICIPAL BONDS (7.8%)

             AGRICULTURAL PRODUCTS (0.5%)
     2,000   Washington County                                 1.38         9/01/2030         2,000
                                                                                           --------
             AIRPORT/PORT (1.0%)
     1,000   Chicago Midway Airport                            3.53         1/01/2041         1,020
     1,500   Greater Orlando Aviation Auth.                    4.50        10/01/2013         1,547
     1,500   Houston Airport System                            5.00         7/01/2013         1,535
                                                                                           --------
                                                                                              4,102
                                                                                           --------
             EDUCATION (0.4%)
     1,000   New Jersey EDA                                    3.10         9/01/2013         1,018
       855   Pinellas County Educational Facilities Auth.      5.00        10/01/2014           910
                                                                                           --------
                                                                                              1,928
                                                                                           --------
             ELECTRIC UTILITIES (1.3%)
     2,300   Air Quality Dev. Auth.                            2.25        12/01/2023         2,310
     1,000   Mississippi Business Finance Corp.                2.25        12/01/2040         1,000
     1,000   Navajo County                                     5.50         6/01/2034         1,058
       500   West Virginia EDA                                 4.85         5/01/2019           511
       500   West Virginia EDA                                 2.25(d)      1/01/2041           504
                                                                                           --------
                                                                                              5,383
                                                                                           --------
             ELECTRIC/GAS UTILITIES (0.3%)
     1,500   South Carolina Public Service Auth.               0.91(d)      6/02/2014         1,506
                                                                                           --------
             ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
     1,000   California Pollution Control Financing Auth.      2.63        12/01/2027         1,028
     2,000   Maricopa County IDA                               2.63(d)     12/01/2031         2,052
     1,500   New Jersey EDA                                    2.20        11/01/2013         1,520
     2,000   South Carolina Jobs EDA                           2.25(d)     11/01/2016         2,021
                                                                                           --------
                                                                                              6,621
                                                                                           --------
             GENERAL OBLIGATION (0.4%)
     1,760   Illinois State                                    4.42         4/01/2015         1,847
                                                                                           --------

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.4%)
    $1,500   Whiting Environmental Facilities                  2.80%        6/01/2044      $  1,549
                                                                                           --------
             MULTI-LINE INSURANCE (0.5%)
     2,000   Irvine Ranch Water District Joint Power Agency    2.39         3/15/2014         2,005
                                                                                           --------
             PAPER PRODUCTS (0.2%)
       660   Savannah EDA                                      5.10         8/01/2014           696
                                                                                           --------
             TOLL ROADS (1.2%)
     2,500   North Texas Tollway Auth.                         2.31         9/01/2013         2,530
     2,000   North Texas Tollway Auth.                         2.44         9/01/2013         2,027
       500   Tampa-Hillsborough County Expressway Auth.        1.79         7/01/2017           499
                                                                                           --------
                                                                                              5,056
                                                                                           --------
             Total Municipal Bonds (cost: $32,283)                                           32,693
                                                                                           --------

             MONEY MARKET INSTRUMENTS (12.3%)

             VARIABLE-RATE DEMAND NOTES (11.1%)

             CONSUMER DISCRETIONARY (1.4%)
             -----------------------------
             AUTOMOTIVE RETAIL (0.2%)
       985   Athens-Clarke County (LOC - SunTrust Bank)        0.69        12/01/2024           985
                                                                                           --------
             EDUCATION SERVICES (0.9%)
     4,000   Frisch School (LOC - Sovereign Bank)              0.92         5/01/2036         4,000
                                                                                           --------
             HOME IMPROVEMENT RETAIL (0.3%)
     1,100   Savannah EDA (LOC - SunTrust Bank)                0.32         8/01/2025         1,100
                                                                                           --------
             Total Consumer Discretionary                                                     6,085
                                                                                           --------
             FINANCIALS (1.1%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (1.1%)
        50   Indianapolis (LOC - RBS Citizens, N.A.)           0.46        11/01/2042            50
     4,400   MOBR 04, LLC (LOC - Compass Bank)                 1.85         9/01/2024         4,400
                                                                                           --------
                                                                                              4,450
                                                                                           --------
             Total Financials                                                                 4,450
                                                                                           --------
             HEALTH CARE (0.5%)
             ------------------
             HEALTH CARE FACILITIES (0.5%)
     1,950   Wisconsin Health and Educational Facilities Auth.
               (LOC - KBC Bank N.V.)                           0.49         3/01/2038         1,950
                                                                                           --------
             INDUSTRIALS (1.9%)
             ------------------
             AIRPORT SERVICES (1.2%)
     5,130   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)(c)                         2.13         4/01/2030         5,130
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS (0.7%)
    $1,400   New Hampshire Business Finance Auth.
               (LOC - Sovereign Bank)                          1.52%       11/01/2019      $  1,400
     1,400   Union County (LOC - SunTrust Bank)                0.69        10/01/2027         1,400
                                                                                           --------
                                                                                              2,800
                                                                                           --------
             Total Industrials                                                                7,930
                                                                                           --------
             MATERIALS (1.8%)
             ----------------
             PAPER PACKAGING (0.1%)
       500   Village of Addison (LOC - RBS Citizens, N.A.)     0.87         7/01/2021           500
                                                                                           --------
             STEEL (1.7%)
     3,500   Blytheville                                       0.39         6/01/2028         3,500
     3,500   Indiana Finance Auth. (LOC - Banco Bilbao
               Vizcaya Argentaria S.A.)                        0.75         8/01/2030         3,500
                                                                                           --------
                                                                                              7,000
                                                                                           --------
             Total Materials                                                                  7,500
                                                                                           --------
             MUNICIPAL BONDS (3.0%)
             ----------------------
             AIRPORT/PORT (0.2%)
     1,000   Clark County (LOC - Landesbank
               Baden-Wurttemberg)                              0.55         7/01/2029         1,000
                                                                                           --------
             GENERAL OBLIGATION (1.1%)
     4,500   Illinois State (LIQ)                              2.00        10/01/2033         4,500
                                                                                           --------
             HOSPITAL (0.2%)
      770    Albany IDA (LOC - RBS Citizens, N.A.)             0.83         5/01/2035           770
                                                                                           --------
             MULTIFAMILY HOUSING (1.3%)
     3,000   Dallas Housing Finance Corp.
               (LIQ)(LOC - Citigroup, Inc.)(a)                 1.25         9/01/2019         3,000
       250   Phoenix IDA (LOC - Bank of America, N.A.)         0.26         4/01/2033           250
     1,985   Southeast Texas Housing Finance Corp.
               (LIQ)(LOC - Citigroup, Inc.)(a)                 1.50         6/01/2019         1,985
                                                                                           --------
                                                                                              5,235
                                                                                           --------
             SOLID WASTE DISPOSAL (0.2%)
     1,020   Marion County IDA (LOC - SunTrust Bank)           0.32        10/01/2026         1,020
                                                                                           --------
             Total Municipal Bonds                                                           12,525
                                                                                           --------

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
    $5,000   Indiana Dev. Finance Auth.                        0.44%       12/01/2038      $  5,000
                                                                                           --------
             WATER UTILITIES (0.2%)
       930   Iowa Finance Auth. (LOC - Societe Generale)       0.51        11/01/2017           930
                                                                                           --------
             Total Utilities                                                                  5,930
                                                                                           --------
             Total Variable-Rate Demand Notes                                                46,370
                                                                                           --------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.2%)
 5,030,952   State Street Institutional Liquid Reserve Fund, 0.17%(f)                         5,031
                                                                                           --------
             Total Money Market Instruments (cost: $51,401)                                  51,401
                                                                                           --------

             TOTAL INVESTMENTS (COST: $414,148)                                            $418,392
                                                                                           ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Corporate Obligations                         $    -            $196,395             $-    $196,395
Eurodollar And Yankee Obligations                  -              66,573              -      66,573
Asset-Backed Securities                            -              23,651              -      23,651
Commercial Mortgage Securities                     -              47,679              -      47,679
Municipal Bonds                                    -              32,693              -      32,693
Money Market Instruments:
  Variable-Rate Demand Notes                       -              46,370              -      46,370
  Money Market Funds                           5,031                   -              -       5,031
---------------------------------------------------------------------------------------------------
Total                                         $5,031            $413,361             $-    $418,392
---------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2012

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.5% of net assets at December 31, 2012.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA      Economic Development Authority

    IDA      Industrial Development Authority/Agency

    REIT     Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from:
             Citigroup, Inc. or DEPFA Bank plc.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

    (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) At December 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2012.

    (e) At December 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $2,016,000.

    (f) Rate represents the money market fund annualized seven-day yield at December 31, 2012.

See accompanying notes to financial statements.

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $414,148)         $418,392
  Cash                                                                        22
  Receivables:
    Capital shares sold                                                    1,166
    Interest                                                               2,552
    Securities sold                                                            5
                                                                        --------
      Total assets                                                       422,137
                                                                        --------
LIABILITIES
  Payables:
    Securities purchased                                                   3,000
    Capital shares redeemed                                                1,354
    Dividends on capital shares                                                4
  Accrued management fees                                                     97
  Accrued transfer agent's fees                                                8
  Other accrued expenses and payables                                         51
                                                                        --------
      Total liabilities                                                    4,514
                                                                        --------
        Net assets applicable to capital shares outstanding             $417,623
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $413,372
  Accumulated net realized gain on investments                                 7
  Net unrealized appreciation of investments                               4,244
                                                                        --------
        Net assets applicable to capital shares outstanding             $417,623
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              41,252
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  10.12
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income                                                           $ 7,514
                                                                          -------
EXPENSES
  Management fees                                                             931
  Administration and servicing fees                                           511
  Transfer agent's fees                                                       306
  Custody and accounting fees                                                  89
  Postage                                                                      13
  Shareholder reporting fees                                                   15
  Trustees' fees                                                               11
  Registration fees                                                            49
  Professional fees                                                            68
  Other                                                                         9
                                                                          -------
    Total expenses                                                          2,002
  Expenses reimbursed                                                         (15)
                                                                          -------
    Net expenses                                                            1,987
                                                                          -------
NET INVESTMENT INCOME                                                       5,527
                                                                          -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           261
  Change in net unrealized appreciation/depreciation                        4,461
                                                                          -------
    Net realized and unrealized gain                                        4,722
                                                                          -------
Increase in net assets resulting from operations                          $10,249
                                                                          =======

See accompanying notes to financial statements.

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                  2012          2011
------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                      $   5,527     $   2,581
  Net realized gain on investments                                 261           117
  Change in net unrealized appreciation/depreciation
    of investments                                               4,461           (85)
                                                             -----------------------
    Increase in net assets resulting from operations            10,249         2,613
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (5,527)       (2,581)
  Net realized gains                                              (267)         (104)
                                                             -----------------------
    Distributions to shareholders                               (5,794)       (2,685)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    369,612       276,278
  Reinvested dividends                                           5,567         2,268
  Cost of shares redeemed                                     (207,830)     (115,367)
                                                             -----------------------
    Increase in net assets from capital share transactions     167,349       163,179
                                                             -----------------------
  Net increase in net assets                                   171,804       163,107

NET ASSETS
  Beginning of year                                            245,819        82,712
                                                             -----------------------
  End of year                                                $ 417,623     $ 245,819
                                                             =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   36,706        27,631
  Shares issued for dividends reinvested                           552           227
  Shares redeemed                                              (20,629)      (11,534)
                                                             -----------------------
    Increase in shares outstanding                              16,629        16,324
                                                             =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
         (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

         traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. For the year ended December 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,015,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    will suspend the bank credit arrangement. For the year ended December 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

For the year ended December 31, 2012, the Fund paid CAPCO facility fees of $2,000, which represents 0.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2012, and 2011, were as follows:

                                         2012                       2011
                                      -------------------------------------
Ordinary income*                      $5,674,000                 $2,685,000
Long-term capital gain                   120,000                          -

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                    $   24,000
Unrealized appreciation of investments                            4,244,000

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

At December 31, 2012, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2012, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2012, were $247,312,000 and $81,434,000, respectively.

As of December 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $414,148,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2012, for federal income tax purposes, were $4,359,000 and $115,000, respectively, resulting in net unrealized appreciation of $4,244,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    performance of the Lipper Ultra Short Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligation Funds category. The base fee is computed as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Ultra Short Funds Index over the performance period. For the month ended October 31, 2011, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Funds Index over that period, even if the Fund had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================


    For the year ended December 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $931,000, which included a 0.03% performance adjustment of $112,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $511,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2012, the Fund reimbursed the Manager $11,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager had agreed, through May 1, 2012, to limit the annual expenses of the Fund to 0.60% of its average net assets, before reductions of any expenses paid indirectly and excluding extraordinary expenses, and will reimburse the Fund for all expenses in excess of that amount. Effective May 1, 2012, the Manager terminated this agreement. For the year ended December 31, 2012, the Fund incurred reimbursable expenses of $15,000.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $306,000.

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended December 31, 2012, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                       COST TO     NET REALIZED
          SELLER                    PURCHASER         PURCHASER   GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Cornerstone Moderately   USAA Ultra Short-Term
  Aggressive Fund               Bond Fund             $1,648,000     $145,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                                                                       PERIOD ENDED
                                                     YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                 --------------------------------------------------
                                                     2012               2011             2010***
                                                 --------------------------------------------------
Net asset value at beginning of period           $   9.98           $   9.97             $ 10.00
                                                 -----------------------------------------------
Income (loss) from investment operations:
  Net investment income                               .16                .14                 .03(a)
  Net realized and unrealized gain (loss)             .15                .01                (.04)(a)
                                                 -----------------------------------------------
Total from investment operations                      .31                .15                (.01)(a)
                                                 -----------------------------------------------
Less distributions from:
  Net investment income                              (.16)              (.14)               (.02)
  Realized capital gains                             (.01)              (.00)(d)              --
                                                 -----------------------------------------------
Total distributions                                  (.17)              (.14)               (.02)
                                                 -----------------------------------------------
Net asset value at end of period                 $  10.12           $   9.98             $  9.97
                                                 ===============================================
Total return (%)*                                    3.13               1.60                (.10)
Net assets at end of period (000)                $417,623           $245,819             $82,712
Ratios to average net assets:**
  Expenses (%)(b)                                     .58(e)             .60                 .60(c)
  Expenses, excluding reimbursements (%)(b)           .59                .67                1.13(c)
  Net investment income (%)                          1.62               1.46                1.06(c)
Portfolio turnover (%)                                 28                 26                   1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2012, average net assets were $341,559,000. *** Fund commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Represents less than $0.01 per share.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.60% of the Fund's average net assets.

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012, through December 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING           ENDING            DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE        JULY 1, 2012 -
                                 JULY 1, 2012     DECEMBER 31, 2012     DECEMBER 31, 2012
                                ---------------------------------------------------------
Actual                             $1,000.00          $1,014.64               $2.89

Hypothetical
  (5% return before expenses)       1,000.00           1,022.27                2.90

* Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.46% for the six-month period of July 1, 2012, through December 31, 2012.

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chairman
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  45

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors L.P. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee
    (3) Member of Audit Committee
    (4) Member of Pricing and Investment Committee
    (5) Member of Corporate Governance Committee
    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
    (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

48  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                                     Daniel S. McNamara
                                             Robert L. Mason, Ph.D.
                                             Barbara B. Ostdiek, Ph.D.
                                             Michael F. Reimherr
                                             Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                            USAA Asset Management Company
INVESTMENT ADVISER                           P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                              USAA Investment Management Company
DISTRIBUTOR                                  P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                               USAA Shareholder Account Services
                                             9800 Fredericksburg Road
                                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                                State Street Bank and Trust Company
ACCOUNTING AGENT                             P.O. Box 1713
                                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                  Ernst & Young LLP
REGISTERED PUBLIC                            100 West Houston St., Suite 1800
ACCOUNTING FIRM                              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                  Under "My Accounts" on
SELF-SERVICE 24/7                            usaa.com select "Investments,"
AT USAA.COM                                  then "Mutual Funds"

OR CALL                                      Under "Investments" view
(800) 531-USAA                               account balances, or click
        (8722)                               "I want to...," and select
                                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

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       San Antonio, TX 78288                                   PRSRT STD
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>> SAVE PAPER AND FUND COSTS
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ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2012 and 2011 were $360,045 and $348,949, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2012 and 2011 were $65,860 and $64,378, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2012 and 2011 were $387,250 and $378,534, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------
*Print the name and title of each signing officer under his or her signature.